ADVANCES TO SUPPLIERS (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Advances To Suppliers
Advances to suppliers	$ 35,466	$ 152,563	$ 168,523